12. FINANCIAL INSTRUMENTS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments Details Narrative
Investments available for sale, net of taxes	R$ 1,559,680	R$ 678,035